CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income			$ 8,590,761		$ 4,094,161
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			898,505		983,206
Plant and equipment written off			3,695		1,738
Share of net loss from equity investees			4,594		23,982
Net changes in operating assets & liabilities:
Accounts receivable			5,521,910		(5,531,296)
Advanced to suppliers			2,089,822		(5,496,426)
Prepaid expenses			688,566		(319,561)
Operating lease right-of-use assets			425,882		413,737
Deferred offering costs			(1,308,598)		(282,494)
Accounts payable			(12,919,042)		8,983,742
Accrued expenses and other current liabilities			(250,405)		(1,348,564)
Contract liabilities			(150,533)		1,112,621
Operating lease liabilities			(430,453)		(413,737)
Taxes payable			(11,124)		(31,031)
Net cash used in operating activities			3,153,580		2,190,078
Cash flows from investing activities:
Purchase of plant and equipment			(104,641)		(15,344)
Purchase of intangible assets			(302,704)		(3,642,683)
Proceeds from disposal of equity investments					2,206,111
Net cash provided by (used in) investing activities			(407,345)		(1,451,916)
Cash flows from financing activities:
Reinjection from investor for recapitalization					3,210,622
Proceeds of related parties			107,986		1,320,336
Repayment to related parties					(12,943)
Net cash (used in) provided by financing activities			107,986		4,518,015
EFFECT OF EXCHANGE RATE CHANGE ON CASH			(52,073)		(1,122,434)
Net increase in cash in escrow			2,802,148		4,133,743
Cash in escrow at beginning of period			16,017,992		11,884,249
Cash in escrow at end of period			18,820,140		16,017,992
Reconciliation of cash to the consolidated balance sheets:
Cash and cash equivalents			18,816,535		16,009,655
Restricted cash			3,605		8,337
Total cash, cash equivalents and restricted cash			18,820,140		16,017,992
Supplemental disclosures of cash flow information:
Cash paid for income tax			177,190
Cash paid for interest			1,280
Supplemental disclosure of non-cash investing and financing activities
Lease liabilities arising from obtaining operating lease right-of-use assets			$ 721,633		$ 469,066
Golden Star Acquisition Corporation [Member]
Cash flows from operating activities:
Net income	$ 1,198,563	$ 779,968		$ 1,499,586		$ (5,700)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of prepaid expenses				236,667
Net changes in operating assets & liabilities:
Prepaid expenses	(82,625)	(96,434)		(283,542)
Due to Sponsor	507,192	91,388		331,121		(2,300)
Other payable	106,250
Accrued offering costs						(40,390)
Accrued liabilities	465,920	253,685		198,106		4,700
Deferred offering costs						(114,708)
Interest and dividends earned in Trust Account	(2,195,300)	(1,414,065)		(2,357,523)
Net cash used in operating activities		(385,458)		(375,385)		(158,398)
Cash flows from investing activities:
Investment of cash in trust account	(928,204)	(70,337,512)		(70,355,085)
Cash withdrawn from trust account to redeem Public Shares	47,346,935
Cash withdrawn from trust account for working capital purpose		665,085		672,585
Net cash provided by (used in) investing activities	46,418,731	(69,672,427)		(69,682,500)
Cash flows from financing activities:
Proceeds from promissory note – sponsor	928,204	200,000		200,000		175,000
Redemption of Public Shares	(47,346,935)
Payment of promissory note - sponsor		(500,000)		(500,000)
Proceeds from sale of private placement units		3,070,000		3,070,000
Proceeds from sales of public offering units		69,000,000		69,000,000
Payment of offering costs		(1,749,538)		(1,749,538)
Net cash (used in) provided by financing activities	(46,418,731)	70,020,462		70,020,462		175,000
Net increase in cash in escrow		(37,423)		(37,423)		16,602
Cash in escrow at beginning of period		37,423		37,423		20,821
Cash in escrow at end of period						37,423
Reconciliation of cash to the consolidated balance sheets:
Cash and cash equivalents	7,479			7,500
Supplemental disclosure of non-cash investing and financing activities
Deferred offering costs included in accrued liabilities		1,725,000
Initial value of ordinary value share subject to possible redemption		55,940,502
Deferred underwriting compensation				1,725,000
Initial value of ordinary share subject to possible redemption				55,940,502
Reclassification of offering costs related to public shares		(3,042,588)		(3,042,588)
Change in value of ordinary shares subject to redemption		16,792,086		16,792,086
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account and additional funding for business combination extension)	$ 3,123,504	$ 1,414,065		2,357,323
Deferred offering costs included in accrued offering costs						$ 10,475